7. Film and Television Costs and Capitalized Product Development in Process	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Film And Television Costs And Capitalized Product Development In Process
Film and Television Costs and Capitalized Product Development in Process

As of September 30, 2015, the Company had Film and Television Costs of $903,634 compared to $303,953 at December 31, 2014. The increase relates to the development and production of episodes of Thomas Edison’s Secret Lab as well as the development of Space Pop (working title).

As of September 30, 2015, the Company had Capitalized Product Development in Process of $0 compared to $7,500 as of December 31, 2014. During the nine months ended September 30, 2015, the Company fully impaired these assets.

As of December 31, 2014, the Company had Film and Television Costs of $303,953 compared to $0 at December 31, 2013. The increase relates to the commencement of development of the second installment of the feature film Stan Lee and the Mighty 7 and the development and production of episodes of Thomas Edison’s Secret Lab.

As of December 31, 2014, the Company had Capitalized Product Development in Process of $7,500 compared to $54,575 as of December 31, 2013. During the second quarter of 2014, the Company ceased development of its e-commerce website and web-based streaming services. As the Company deemed the services unusable, it recognized impairment expense of $70,905 during the second quarter.